Cover	Jun. 20, 2023
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 3, or this Post-Effective Amendment No. 3, to the Registration Statement on Form F-1 (File No. 333-240984), or the Registration Statement, is being filed pursuant to our undertaking in the Registration Statement to update and supplement information contained in the Registration Statement, as originally filed on August 5, 2020, and as amended on August 11, 2020, and declared effective by the Securities and Exchange Commission, or the SEC, on August 13, 2020, and as further amended by Post-Effective Amendment No. 1, as filed with the SEC on May 27, 2021, and declared effective by the SEC on June 4, 2021, and as further amended by Post-Effective Amendment No. 2, as filed with the SEC on April 26, 2022, and declared effective by the SEC on April 29, 2022, to incorporate by reference the Company’s Annual Report on Form 20-F for the year ended December 31, 2022, as filed with the SEC on April 28, 2023, as amended on May 5, 2023. The Registration Statement originally covered a resale by the selling shareholders identified in this prospectus, of up to an aggregate of 634,772 ordinary shares, nominal value £0.001 per share, or Ordinary Shares, of Biodexa Pharmaceuticals PLC, represented by 126,954 American Depositary Shares, or the Depositary Shares. The information included in this filing updates the Registration Statement and the prospectus contained therein. On March 27, 2023, following shareholder approval, we effected a one-for-20 reverse split of our Ordinary Shares, and our Ordinary Shares began trading on AIM, a market operated by the London Stock Exchange plc, on a split-adjusted basis as of such date. No fractional shares were issued in connection with the reverse stock split. As a result of the reverse stock split, the number of issued and outstanding Ordinary Shares was reduced to 8,667,337 shares as of March 27, 2023. Concurrently with the reverse split, and in order to continue meeting The NASDAQ Stock Market LLC’s minimum 500,000 publicly held shares requirement pursuant to NASDAQ Listing Rule 5550(a)(4), on March 27, 2023 we effected a ratio change in the number of Ordinary Shares represented by the Depositary Shares from 25 Ordinary Shares per Depositary Share to five Ordinary Shares per Depositary Share. The change in the number of Ordinary Shares resulting from the reverse stock split and change in the number of Depositary Shares resulting from the change in ratio has been applied retroactively to all share and per share amounts presented in this prospectus, to the extent applicable. The information included in this filing updates the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 3. Accordingly, this Post-Effective Amendment No. 3 concerns only the offer and sale of ordinary shares represented by Depositary Shares issuable from time to time upon exercise of such warrants that remain unexercised. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	Biodexa Pharmaceuticals PLC
Entity Central Index Key	0001643918
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 Caspian Point
Entity Address, Address Line Two	Caspian Way
Entity Address, City or Town	Cardiff
Entity Address, Postal Zip Code	CF10 4DQ
Country Region	+44
City Area Code	29
Local Phone Number	2048 0180
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Creation Date	Jun. 20, 2023
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Ave.
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	(302
Local Phone Number	738-6680
Contact Personnel Name	Donald J. Puglisi